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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

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                                    FORM N-PX

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          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY
                  Investment Company Act file number 811-02183

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                         MassMutual Corporate Investors
               (Exact name of registrant as specified in charter)

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                                1500 Main Street
                                    Suite 600
                              Springfield, MA 01115
               (Address of principal executive offices) (Zip code)
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                 Rodney J. Dillman, Vice President and Secretary
                         MassMutual Corporate Investors
               1500 Main Street, Suite 2800, Springfield, MA 01115
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                     (name and address of agent for service)

                         Registrant's telephone number,
                       including area code: 413-226-1516

                      Date of fiscal year end: December 31

             Date of reporting period: July 1, 2007 - June 30, 2008

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ITEM 1. PROXY VOTING RECORD.

BALLY TOTAL FITNESS HOLDING CORP.

Ticker:    BFTH               Security ID:  05873KAF5
Meeting Date: JULY 27, 2007   Meeting Type: Annual
Record Date:  JUNE 22, 2007

#    Proposal                                  Mgt Rec   Vote Cast    Sponsor


1. PLAN OF REORGANIZATION                      For       For          Management

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CHASE PACKAGING CORP. TEX

Ticker:    CPKA                  Security ID:  161635107
Meeting Date: JUNE 3, 2008       Meeting Type: Annual
Record Date:  APRIL 7, 2008

#    Proposal                                  Mgt Rec   Vote Cast    Sponsor
1    Elect  Director Allen T. McInnes          For       Withhold     Management
2    Elect  Director William J. Barrett        For       Withhold     Management
3    Elect Herbert M. Gardner                  For       Withhold     Management
4    Elect  Director Edward L. Flynn           For       For          Management
5    Increase Authorized Common Stock          For       For          Management
6    Approve Omnibus Stock Plan                For       For          Management
7    Ratify Auditors                           For       For          Management

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COMCAST CORP.

Ticker:   CMCSA                              Security ID:  2003ON101
Meeting Date: MAY 14, 2008    Meeting Type: Annual
Record Date:  MARCH 6, 2008

#    Proposal                                  Mgt Rec   Vote Cast    Sponsor
1.   Elect  Director S. Decker Anstrom         For       For          Management
2.   Elect  Director Kenneth J. Bacon          For       For          Management
3.   Elect  Director Sheldon M. Bonovitz       For       For          Management
4.   Elect Director Edward D. Breen            For       For          Management
5.   Elect Director Julian A. Brodsky          For       For          Management
6.   Elect Director Joseph J. Collins          For       For          Management
7.   Elect Director J. Michael Cook            For       For          Management
8.   Elect Director Gerald L. Hassell          For       For          Management
9.   Elect Director Jeffrey A. Honickman       For       For          Management
10.  Elect Director Brian L. Roberts           For       For          Management
11.  Elect Director Ralph J. Roberts           For       For          Management
12.  Elect Director Dr. Judith Rodin           For       For          Management
13.  Elect Director Michael I. Sovern          For       For          Management
14.  Ratify Auditors                           For       For          Management
15.  Amend Restricted Stock Plan               For       For          Management
16.  Amend Stock Option Plan                   For       For          Management
17.  Adopt Recapitalization Plan               Against   For         Shareholder
18.  Increase Disclosure of Executive          Against   Against     Shareholder
     Compensation
19.  Require More Director Nominations
     Than Open Seats                           Against   Against     Shareholder
20.  Report on Pay Disparity                   Against   Against     Shareholder
21.  Provide for Cumulative Voting for
     Class A Shareholders                      Against   For         Shareholder
22.  Adopt Principles for Health Care
     Reform                                    Against   Against     Shareholder
23.  Advisory Vote to Ratify Named
     Executive Officers Comp.                  Against   For         Shareholder

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ENERNOC INC

Ticker:    ENOC              Security ID:  292764107
Meeting Date: MAY 9, 2008    Meeting Type: Annual
Record Date:  MARCH 17, 2008

#    Proposal                                  Mgt Rec   Vote Cast    Sponsor
1.   Elect  Director Adam Grosser              For       For          Management
2.   Ratify Auditors                           For       For          Management

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GOODRICH CORPORATION

Ticker:   GR                    Security ID:  382388106
Meeting Date: APRIL 22, 2008    Meeting Type: Annual
Record Date:  MARCH 3, 2008

#    Proposal                                  Mgt Rec   Vote Cast    Sponsor
1.   Elect Director Diane C. Creel             For       For          Management
2.   Elect Director George A. Davidson, Jr.    For       For          Management
3.   Elect Director Harris E. DeLoach, Jr.     For       For          Management
4.   Elect Director James W. Griffith          For       For          Management
5.   Elect Director William R. Holland         For       For          Management
6.   Elect Director John P. Jumper             For       For          Management
7.   Elect Director Marshall O. Larsen         For       For          Management
8.   Elect Director Lloyd W. Newton            For       For          Management
9.   Elect Director Douglas E. Olesen          For       For          Management
10.  Elect Director Alfred M. Rankin, Jr.      For       For          Management
11.  Elect Director A. Thomas Young            For       For          Management
12.  Ratify Auditors                           For       For          Management
13.  Amend Omnibus Stock Plan                  For       For          Management
14.  Approve Qualified Employee Stock
     Purchase Plan                             For       For          Management

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ITC DELTACOM, INC.

Ticker:   ITCD                Security ID:  45031T872
Meeting Date: MAY 13, 2008    Meeting Type: Annual
Record Date:  MARCH 31, 2008

#    Proposal                                  Mgt Rec   Vote Cast    Sponsor
1.   Elect Director John Almeida, Jr.          For       Withhold     Management
2.   Elect Director Phillip M. Tseng           For       Withhold     Management
3.   Elect Director Randall E Curran           For       Withhold     Management
4.   Elect Director John J. DeLucca            For       For          Management
5.   Elect Director Clyde A. Heintzelman       For       For          Management
6.   Elect Director Michael E. Leitner         For       Withhold     Management
7.   Elect Director Thomas E. Mcinerney        For       Withhold     Management
8.   Elect Director R. Gerald Mccarley         For       For          Management
9.   Elect Director Sanjay Swani               For       Withhold     Management

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SUPREME INDUSTRIES, INC.

Ticker:   STS               Security ID:  868607102
Meeting Date: MAY 8, 2008   Meeting Type: Annual
Record Date: MARCH 20, 2008

#    Proposal                                  Mgt Rec   Vote Cast    Sponsor
1.   Elect Director Arthur M. Boren.           For       For          Management
2.   Elect Director Edward L. Flynn            For       For          Management
3.   Elect Director Mark C. Neilson            For       For          Management
4.   Amend Omnibus Stock Plan                  For       For          Management
5.   Ratify Auditors                           For       For          Management

                                   SIGNATURES
                           [See General Instruction F]

            Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Corporate Investors
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By (Signature and Title)*   /s/ Clifford M.  Noreen
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                            Clifford M. Noreen, President

Date: August 29, 2008

* Print the name and title of each signing officer under his or her signature.